ACQUISITIONS AND DISPOSALS (Tables)	12 Months Ended
Dec. 31, 2020
ACQUISITIONS AND DISPOSALS [Abstract]
Allocation of Purchase Price
The allocation of the purchase price as of the date of acquisition is summarized as follows:

_$

Cash and cash equivalent	94,587
Prepaid expense and other assets	16,290
Loans receivable, net of allowance for credit losses of $26,410	196,904
Long-term investments	34,360
Identifiable intangible assets (i)	27,376
Others	6,635
Total assets acquired	376,152

Accrued expenses, payables and liabilities	(237,987)
Borrowings	(29,923)
Others	(2,044)
Total liabilities assumed	(269,954)
Net assets acquired	106,198

Fulfilled by:
Cash consideration	263,074
Fair value of non-controlling interests (ii)	39,594
Fair value of previously held interests (iii)	4,103
Goodwill	200,573

(i)	Acquired intangible assets had estimated amortization periods not exceeding eight years.

(ii)	Fair value of non-controlling interests was estimated with reference to the recent purchase price per share as of the acquisition date.

(iii)
Fair value of previously held interests was estimated based on the purchase consideration payable to similar instruments and recorded a gain of $3,003 in the consolidated statements of operations for the year ended December 31, 2020.